SHAREHOLDERS' EQUITY (Schedule of Restricted Shares Units Activity) (Details) - Restricted Shares Units [Member]	12 Months Ended
Dec. 31, 2015 $ / shares shares
Number of RSU's
Outstanding as of beginning of year | shares
Granted | shares	783,700
Exercised | shares
Forfeited | shares	(10,500)
Outstanding as of end of year | shares	773,200
RSU exercisable as of end of year | shares
Weighted Average Fair Value
Outstanding as of beginning of year | $ / shares
Granted | $ / shares	$ 15.11
Exercised | $ / shares
Forfeited | $ / shares	$ 15.15
Outstanding as of end of year | $ / shares	$ 15.11
RSU's exercisable as of end of year | $ / shares